(Vanguard Managed Payout Growth Focus Fund Retail) (Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth Focus Fund - Investor Shares)	18 Months Ended
Jun. 30, 2011
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.34%